UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        March 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Endicott Management Company
           --------------------------------------------------
Address:   623 Fifth Avenue
           --------------------------------------------------
           Suite 3104
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------

Form 13F File Number:  28-10720
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wayne K. Goldstein
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     (212) 808-3767
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Wayne K. Goldstein          New York, New York          5/02/2007
       -------------------------    ---------------------------   -----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                 0
                                                         -----------

Form 13F Information Table Entry Total:                           33
                                                         -----------

Form 13F Information Table Value Total:                     $218,698
                                                         -----------
                                                         (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                  Form 13F INFORMATION TABLE
              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
AMERIPRISE FINL INC             COM           03076C106    12,165    212,900   SH        SOLE             212,900
------------------------------------------------------------------------------------------------------------------------------------
AMERISAFE INC                   COM           03071H100     5,595    296,800   SH        SOLE             296,800
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION     COM           060505104     2,116     41,468   SH        SOLE              41,468
------------------------------------------------------------------------------------------------------------------------------------
BEAR STEARNS COS INC            COM           073902108     4,511     30,000   SH        SOLE              30,000
------------------------------------------------------------------------------------------------------------------------------------
CENTURY BANCORP INC             CL A NON VTG  156432106     7,264    273,300   SH        SOLE             273,300
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                   COM           172967101     1,966     38,300   SH        SOLE              38,300
------------------------------------------------------------------------------------------------------------------------------------
COMMUNITY CAPITAL BANCSHARES    COM           203634100     2,411    214,100   SH        SOLE             214,100
------------------------------------------------------------------------------------------------------------------------------------
DOWNEY FINL CORP                COM           261018105     9,804    151,900   SH        SOLE             151,900
------------------------------------------------------------------------------------------------------------------------------------
FIRSTFED FINL CORP              COM           337907109    10,457    184,000   SH        SOLE             184,000
------------------------------------------------------------------------------------------------------------------------------------
FIRST MUTUAL BANCSHARES INC     COM           32190E102     9,615    444,750   SH        SOLE             444,750
------------------------------------------------------------------------------------------------------------------------------------
FIRST REP BK SAN FRANCISCO      COM           336158100     7,652    142,500   SH        SOLE             142,500
------------------------------------------------------------------------------------------------------------------------------------
GATX CORP                       COM           361448103    10,722    224,300   SH        SOLE             224,300
------------------------------------------------------------------------------------------------------------------------------------
GENWORTH FINL INC               COM CL A      37247D106     4,913    140,600   SH        SOLE             140,600
------------------------------------------------------------------------------------------------------------------------------------
HERITAGE OAKS BANCORP           COM           42724R107     1,698     95,250   SH        SOLE              95,250
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT BANK CORP MICH      COM           453838104     2,455    120,500   SH        SOLE             120,500
------------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE & CO            COM           46625H100     1,901     39,300   SH        SOLE              39,300
------------------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO INC          COM           590188108     9,082    111,200   SH        SOLE             111,200
------------------------------------------------------------------------------------------------------------------------------------
PHH CORP                        COM NEW       693320202     8,563    280,200   SH        SOLE             280,200
------------------------------------------------------------------------------------------------------------------------------------
PNC FINL SVCS GROUP INC         COM           693475105    12,120    168,400   SH        SOLE             168,400
------------------------------------------------------------------------------------------------------------------------------------
RAIT FINANCIAL TRUST            COM           749227104     7,865    281,500   SH        SOLE             281,500
------------------------------------------------------------------------------------------------------------------------------------
RESOURCE AMERICA INC            CL A          761195205     3,547    150,091   SH        SOLE             150,091
------------------------------------------------------------------------------------------------------------------------------------
SUPERIOR BANCORP                COM           86806M106     2,542    235,375   SH        SOLE             235,375
------------------------------------------------------------------------------------------------------------------------------------
TIB FINL CORP                   COM           872449103     2,187    145,800   SH        SOLE             145,800
------------------------------------------------------------------------------------------------------------------------------------
TIDELANDS BANCSHARES INC        COM           886374107     5,968    421,751   SH        SOLE             421,751
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL                  COM NEW       902973304    10,481    299,700   SH        SOLE             299,700
------------------------------------------------------------------------------------------------------------------------------------
UMB FINL CORP                   COM           902788108     5,758    152,500   SH        SOLE             152,500
------------------------------------------------------------------------------------------------------------------------------------
UNIONBANCAL CORP                COM           908906100     4,890     77,100   SH        SOLE              77,100
------------------------------------------------------------------------------------------------------------------------------------
UNITED AMER INDEMNITY LTD       CL A          90933T109    12,747    549,450   SH        SOLE             549,450
------------------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW           COM           929903102    10,421    189,300   SH        SOLE             189,300
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO NEW            COM           949746101    10,360    300,900   SH        SOLE             300,900
------------------------------------------------------------------------------------------------------------------------------------
WESTFIELD FINANCIAL INC NEW     COM           96008P104     5,386    502,400   SH        SOLE             502,400
------------------------------------------------------------------------------------------------------------------------------------
WESTERN UN CO                   COM           959802109    10,185    464,000   SH        SOLE             464,000
------------------------------------------------------------------------------------------------------------------------------------
WILLIS LEASE FINANCE CORP       COM           970646105     1,351    131,004   SH        SOLE             131,004
